REVENUE - Change in Contract Balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Change in Contract with Customer, Asset [Abstract]
Contract with customer, asset, net, beginning balance	$ 17,245
Payments received for services billed	(14,558)
Services provided and billed in current period	143,670
Payments received for services billed in current period	(120,975)
Impairment	(1,006)
Contract with customer, asset, net, ending balance	24,376
Change in Contract with Customer, Liability [Abstract]
Contract with customer, liability, beginning balance	0
Services provided and billed in current period	33,763
Deferred commissioning period billing	(2,467)
Contract with customer, liability, ending balance	$ 31,296